INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INTANGIBLE ASSETS [Text Block]

9. INTANGIBLE ASSETS

	Customer	Domain	Technology (2)	Other (1)	Total
	relationships	Names (1)
Cost
Balance at January 1, 2016	$8,500	$4,300	$16,772	$204	$29,776
Additions	-	-	1,681	1	1,682
Impairments / Write-offs	-	-	-	-	-
Balance at December 31, 2016	$8,500	$4,300	$18,453	$205	$31,458
Additions	-	-	1,494	-	1,494
Impairments / Write-offs	-	-	-	-	-
Balance at December 31, 2017	$8,500	$4,300	$19,947	$205	$32,952

Amortization and impairment losses
Balance at January 1, 2016	$921	$-	$10,239	$-	$11,160
Amortization for the year	850	-	2,552	-	3,402
Impairments / Write-offs	-	-	-	-	-
Balance at December 31, 2016	$1,771	$-	$12,791	$-	$14,562
Amortization for the year	850	-	2,275	-	3,125
Impairments / Write-offs	-	-	-	-	-
Balance at December 31, 2017	$2,621	$-	$15,066	$-	$17,687

Carrying amounts
At December 31, 2016	$6,729	$4,300	$5,662	$205	$16,896
At December 31, 2017	$5,879	$4,300	$4,881	$205	$15,265

(1)

Domain names and Other which includes Patents and Trademarks are deemed to have indefinite useful lives and are therefore not amortized. The Corporation's classification of certain intangible assets with indefinite useful lives is based on the expectation that these assets will continue to contribute to the Corporation’s net cash inflows on an indefinite basis. The determination of these assets as having indefinite useful lives is based on judgment that includes an analysis of all relevant factors, including the expected usage of the asset, anticipated renewal of the licenses, the typical life cycle of the asset and anticipated changes in the market demand for the products and services that the asset helps generate.

(2)	Technology includes technological assets acquired through acquisitions and internal use software development costs.

During the year ended December 31, 2017, an amount of $3,561 was recognized as research and development expenses in employment costs in the statement of comprehensive income (2016 - $2,257).